Derivatives - Hedge accounting (Details) - SEK (kr) kr in Millions	Mar. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Assets Fair Value	kr 10,117	kr 7,803
Liabilities Fair Value	16,915	16,480
Nominal amounts	427,989	397,465
Interest rate-related contracts
Disclosure of detailed information about financial instruments [line items]
Assets Fair Value	4,613	3,781
Liabilities Fair Value	10,312	9,132
Nominal amounts	274,855	245,788
Currency-related contracts
Disclosure of detailed information about financial instruments [line items]
Assets Fair Value	5,157	3,772
Liabilities Fair Value	6,103	6,879
Nominal amounts	146,078	139,614
Equity-related contracts
Disclosure of detailed information about financial instruments [line items]
Assets Fair Value	347	250
Liabilities Fair Value	327	303
Nominal amounts	9,257	13,246
Contracts related to commodities, credit risk, etc.
Disclosure of detailed information about financial instruments [line items]
Liabilities Fair Value	173	166
Nominal amounts	kr (2,201)	kr (1,183)